Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Disclosure of the schedule of debt

	December 31, 2017			December 31, 2016
	Principal	Carrying value(a)	Fair value(b)	Principal	Carrying value(a)	Fair value(b)
Borrowings - holding company
Fairfax unsecured notes:
7.375% due April 15, 2018(e)	144.2	144.2	146.4	144.2	144.2	153.8
7.50% due August 19, 2019 (Cdn$400.0)(d)(1)(7)	—	—	—	298.3	297.0	334.4
7.25% due June 22, 2020 (Cdn$275.0)(d)(7)	213.3	212.7	235.6	205.1	204.2	233.6
5.80% due May 15, 2021(d)	500.0	498.0	534.1	500.0	497.4	538.9
6.40% due May 25, 2021 (Cdn$400.0)(d)(7)	315.7	314.4	349.4	298.3	296.5	337.3
5.84% due October 14, 2022 (Cdn$450.0)(d)	359.2	362.5	397.2	335.6	339.6	373.9
4.50% due March 22, 2023 (Cdn$400.0)	319.2	316.8	333.5	298.3	295.4	310.6
4.875% due August 13, 2024(d)	300.0	296.2	313.4	300.0	295.6	297.8
4.95% due March 3, 2025 (Cdn$350.0)(d)	279.3	275.5	297.1	261.0	256.6	272.6
8.30% due April 15, 2026(e)	91.8	91.6	116.3	91.8	91.6	109.9
4.70% due December 16, 2026 (Cdn$450.0)	359.2	356.6	371.7	335.6	332.7	338.9
4.25% due December 6, 2027 (Cdn$650.0)(3)	518.8	516.2	514.7	—	—	—
7.75% due July 15, 2037(e)	91.3	90.4	114.1	91.3	90.4	104.2
Revolving credit facility	—	—	—	200.0	200.0	200.0
Purchase consideration payable due 2017 and other(2)	—	—	—	131.3	131.3	131.3
	3,492.0	3,475.1	3,723.5	3,490.8	3,472.5	3,737.2
Borrowings - insurance and reinsurance companies
Allied World senior notes:
5.50% due November 1, 2020	300.0	320.4	320.0	—	—	—
4.35% due October 29, 2025	500.0	508.4	507.3	—	—	—
Allied World revolving credit facility and other borrowings	45.0	49.2	49.2	—	—	—
OdysseyRe floating rate unsecured senior notes due 2021	90.0	89.8	93.0	90.0	89.8	94.1
Brit 6.625% subordinated notes due December 9, 2030 (£135.0)	182.6	188.5	199.0	166.8	175.9	169.0
Brit floating rate revolving credit facility(4)	45.0	45.0	45.0	—	—	—
First Mercury trust preferred securities due 2036 and 2037	41.4	41.4	41.4	41.4	41.4	41.4
Zenith National 8.55% debentures due August 1, 2028(d)	38.4	38.2	38.2	38.4	38.2	38.2
Advent floating rate subordinated notes due June 3, 2035(d)	48.4	47.1	47.8	46.7	45.4	41.5
Advent floating rate unsecured senior notes due 2026(d)	46.0	45.0	46.0	46.0	44.8	46.0
	1,336.8	1,373.0	1,386.9	429.3	435.5	430.2
Borrowings - non-insurance companies(c)
Fairfax India floating rate term loan due July 11, 2018(6)	400.0	400.0	400.0	225.0	223.8	223.8
Fairfax India subsidiary borrowings	186.1	186.1	186.1	80.8	80.8	80.8
Fairfax Africa floating rate term loan due January 31, 2018(5)	150.0	150.0	150.0	—	—	—
Grivalia Properties term loans and revolving facility	160.4	160.4	160.4	—	—	—
Cara floating rate term loan due September 2, 2019 (Cdn$150.0)	119.7	119.3	119.3	111.9	111.4	111.4
Cara floating rate credit facility expiring September 2, 2021	182.8	181.7	181.7	180.5	179.1	179.1
The Keg 7.5% note due May 31, 2042 (Cdn$57.0)	45.5	45.5	45.5	42.5	42.5	42.5
The Keg floating rate revolving facility and term loan due July 2, 2020	31.9	31.7	31.7	20.9	20.7	20.7
Loans and revolving credit facilities primarily at floating rates	291.7	291.3	291.4	201.8	201.3	200.7
	1,568.1	1,566.0	1,566.1	863.4	859.6	859.0
Total debt	6,396.9	6,414.1	6,676.5	4,783.5	4,767.6	5,026.4

(a)	Principal net of unamortized issue costs and discounts (premiums).

(b)	Based principally on quoted market prices with the remainder based on discounted cash flow models using market observable inputs (Levels 1 and 2 respectively in the fair value hierarchy).

(c)	These borrowings are non-recourse to the holding company.

(d)	Redeemable at the issuer's option at any time at certain prices specified in the instrument's offering document.

(e)	This debt has no provision for redemption prior to the contractual maturity date.
Changes in the carrying values of borrowings for the years ended December 31 were as follows:

	2017				2016
	Holding company	Insurance and reinsurance companies	Non-insurance companies	Total	Holding company	Insurance and reinsurance companies	Non-insurance companies	Total
Balance – January 1	3,472.5	435.5	859.6	4,767.6	2,599.0	468.5	284.0	3,351.5
Net cash inflows (outflows) from issuances and repayments	(174.2)	67.5	425.6	318.9	832.3	—	515.2	1,347.5
Non-cash changes:
Acquisitions (note 23)	—	860.5	221.5	1,082.0	—	—	60.4	60.4
Loss on redemption	28.6	—	—	28.6	—	—	—	—
Foreign exchange effect and other	148.2	9.5	59.3	217.0	41.2	(33.0)	—	8.2
Balance – December 31	3,475.1	1,373.0	1,566.0	6,414.1	3,472.5	435.5	859.6	4,767.6

Disclosure of borrowing repayments
Principal repayments on borrowings are due as follows:

	2018	2019	2020	2021	2022	Thereafter	Total
Holding company	144.2	—	213.3	815.7	359.2	1,959.6	3,492.0
Insurance and reinsurance companies	5.0	—	345.0	90.0	—	896.8	1,336.8
Non-insurance companies	855.9	187.8	131.4	242.5	49.4	101.1	1,568.1
Total	1,005.1	187.8	689.7	1,148.2	408.6	2,957.5	6,396.9